Organization and Description of Business	12 Months Ended
Aug. 31, 2012
Accounting Policies
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Essense Water, Inc. (the "Company"), was incorporated on January 29, 2009, under the laws of the State of Nevada. The Company is a development-stage company, established to develop, produce, and market a water-based consumer beverage. It has elected a fiscal year end of August 31.

The Company's authorized share capital consists of 75,000,000 shares of common stock, $0.0001 par value per share. At August 31, 2012 and 2011, the Company has 12,000,000 shares of its common stock issued and outstanding.